Convertible notes (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Convertible Notes Abstract
Balance at beginning
Changes in scope of consolidation	3,920,244
Issuance	37,710,824
Exercised	(8,045,803)
Amortization	259,508
Valuation	(5,559,062)
Foreign exchange differences	348,309
Balance at ending	₩ 28,634,020